Property, Plant and Equipment (Tables)	6 Months Ended
Mar. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment	Property, plant, and equipment as of March 31, 2023 and September 30, 2022 consisted of the following:
	March 31, 2023	September 30, 2022
Buildings	$3,095,213	$2,988,217
Machinery and equipment	10,180,967	9,776,164
Transportation vehicles	1,051,261	1,014,921
Office equipment	649,251	626,808
Total property, plant, and equipment, at cost	14,976,692	14,406,110
Less: accumulated depreciation	(9,098,585)	(8,416,974)
Property, plant, and equipment, net	$5,878,107	$5,989,136